RECLASSIFICATION OF COMPARATIVE FIGURES	12 Months Ended
Jan. 31, 2021
Disclosure of reclassifications or changes in presentation [abstract]
RECLASSIFICATION OF COMPARATIVE FIGURES

27. RECLASSIFICATION OF COMPARATIVE FIGURES

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. An adjustment has been made to the Consolidated Statements of Loss and Comprehensive Loss for fiscal year ended January 31, 2020, to reclassify $184,655 from general and administration expenses to cost of sales.